Retirement Plans - Schedule of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in the Consolidated Balance Sheets:
Prepaid pension asset	$ 635	$ 29
Non-current liabilities	(706)	(537)
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	31	31
Actual gain on plan assets	58	3
Employer contributions	6	1
Plan participant contributions	0	0
Benefits paid	(131)	(4)
Settlements	0	0
Acquisitions	4,215	0
Foreign currency rate changes	0	0
Fair value of plan assets at end of year	4,179	31
Funded status at end of year	382	(11)
Amounts recognized in the Consolidated Balance Sheets:
Prepaid pension asset	508	2
Current liabilities	(13)	(1)
Non-current liabilities	(113)	(12)
Funded status at end of year	382	(11)
Accumulated Benefit Obligation	3,794	42
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,886	1,683
Actual gain on plan assets	78	128
Employer contributions	113	109
Plan participant contributions	6	6
Benefits paid	(135)	(100)
Settlements	(45)	(19)
Acquisitions	949	0
Foreign currency rate changes	(122)	79
Fair value of plan assets at end of year	2,730	1,886
Funded status at end of year	(402)	(520)
Amounts recognized in the Consolidated Balance Sheets:
Prepaid pension asset	127	27
Current liabilities	(33)	(29)
Non-current liabilities	(496)	(518)
Funded status at end of year	(402)	(520)
Accumulated Benefit Obligation	3,078	2,351
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual gain on plan assets	0	0
Employer contributions	2	0
Plan participant contributions	0	0
Benefits paid	(2)	0
Settlements	0	0
Acquisitions	0	0
Foreign currency rate changes	0	0
Fair value of plan assets at end of year	0	0
Funded status at end of year	(59)	0
Amounts recognized in the Consolidated Balance Sheets:
Prepaid pension asset	0	0
Current liabilities	(8)	0
Non-current liabilities	(51)	0
Funded status at end of year	(59)	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2	2
Actual gain on plan assets	0	0
Employer contributions	4	3
Plan participant contributions	0	0
Benefits paid	(4)	(3)
Settlements	0	0
Acquisitions	0	0
Foreign currency rate changes	0	0
Fair value of plan assets at end of year	2	2
Funded status at end of year	(50)	(8)
Amounts recognized in the Consolidated Balance Sheets:
Prepaid pension asset	0	0
Current liabilities	(4)	(1)
Non-current liabilities	(46)	(7)
Funded status at end of year	$ (50)	$ (8)